Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Oct. 31, 2011
Operating activities
Net income (loss)	$ 2,712,046	$ (2,450)	$ (3,758,817)	$ (36,158)	$ (3,835,876)	$ (1,123,830)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	167,596		250,821		250,821	418,417
Write-down of supplies inventory			38,000		38,000	38,000
Write-down of web development costs				9,000	9,000	9,000
Fair value of derivative liabilities in excess of proceeds			808,590		808,590	808,590
Gain (loss) on adjustment to fair value of derivative liabilities	(3,977,418)		1,041,795		1,041,795	(2,935,623)
Amortization of common stock issued for services	83,000		83,000		83,000	166,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	67,721		(178,961)	5,610	(178,961)	(111,240)
Increase in other current assets	7,416		(15,939)		(15,939)	(8,523)
Increase in accounts payable and accrued liabilities	(28,878)	(2,050)	353,246	9,696	369,175	340,297
Increase in accrued compensation	(38,594)		67,774		67,774	29,180
Increase in accrued income taxes	1,600		1,600		1,600	3,200
Net cash used in operating activities	(931,238)	(4,500)	(1,308,891)	(11,852)	(1,361,021)	(2,292,259)
Investing activities
Purchases of property and equipment	(17,339)		(61,286)		(70,286)	(87,625)
Investment in intangible assets			(250,000)		(250,000)	(250,000)
Net cash used in investing activities	(17,339)		(311,286)		(320,286)	(337,625)
Financing activities
Proceeds from issuance of common stock and warrants			4,092,000		4,139,000	4,139,000
Proceeds from amounts due to stockholder		4,500	139,500	2,333	153,867	153,867
Repayment of amounts due to stockholder			(153,867)		(153,867)	(153,867)
Net cash provided from financing activities	(100,000)	4,500	4,077,633	2,333	4,139,000	4,039,000
Net increase (decrease) in cash	(1,048,577)		2,457,456	(9,519)	2,457,693	1,409,116
Cash, at beginning of period	2,457,693	237	237	9,756
Cash, at end of period	1,409,116	237	2,457,693	237	2,457,693	1,409,116
Cash paid during the period for:
Interest			1,357		1,357	1,357
Income taxes	400					400
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement			2,750,000		2,750,000	2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 402,355					$ 402,355